Voya Russell Large Cap Index Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			26.33%	14.74%	13.07%
Performance Inception Date		Mar. 10, 2008
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class ADV | Russell Top 200® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		27.44%	15.75%	14.03%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			26.95%	15.31%	13.63%
Performance Inception Date		Mar. 10, 2008
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class I | Russell Top 200® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		27.44%	15.75%	14.03%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			26.62%	15.03%	13.35%
Performance Inception Date		Mar. 10, 2008
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class S | Russell Top 200® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		27.44%	15.75%	14.03%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			26.42%	14.85%	13.17%
Performance Inception Date		Feb. 27, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class S2 | Russell Top 200® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		27.44%	15.75%	14.03%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell Top 200® Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell Top 200 ® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.